Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

11. COMMITMENTS AND CONTINGENCIES

Guarantor Arrangements

The Company undertakes certain indemnification obligations under its agreements with other companies in the ordinary course of its business, typically with business partners and customers. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company's activities. These indemnification provisions generally survive termination of the underlying agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. The Company maintains a products liability insurance policy that is intended to limit its exposure to this risk. Based on the Company's historical activity in combination with its insurance policy coverage, the Company believes the estimated fair value of these indemnification agreements is minimal. Accordingly, the Company has no liabilities recorded for these agreements as of December 31, 2011 and March 31, 2012.

The Company warrants all of its non-disposable products as compliant with their specifications and warrants that the products are free from defects in material and workmanship for a period of 13 months from date of delivery. The Company maintains a reserve for the estimated costs of future repairs of its products during this warranty period. The amount of the reserve is based on the Company's actual repair cost experience. The Company had $11,602 and $23,800 of accrued warranties at March 31, 2011 and 2012, respectively, as set forth in the following table:

	For the three months ended March 31,
	2011	2012

Balance at beginning of period	$14,609	$23,933

Provision for warranty for units sold	14,750	14,662

Cost of warranty incurred	(17,757)	(14,795)

Balance at end of period	$11,602	$23,800

15. Commitments and Contingencies

Guarantor Arrangements

The Company warrants all of its non-disposable products as to compliance with their specifications and that the products are free from defects in material and workmanship for a period of 13 months from the date of delivery. The Company maintains a reserve for the estimated costs of potential future repair of our products during this warranty period. The amount of reserve is based on the Company's actual return and repair cost experience. The Company has accrued $14,609 and $23,933 for the estimated future cost of warranties at December 31, 2010 and 2011, respectively.

	December 31,
	2010	2011
Balance at beginning of period	$29,384	$14,609
Provision for warranty for units sold	51,318	34,690
Cost of warranty incurred	(66,093)	(25,366)

Balance at end of period	$14,609	$23,933

Operating Leases

The Company has a five-year operating lease for office space, expiring in 2013, with a renewal option for an additional five years. Total rent expense under all operating leases was approximately $347,400 for the years ended December 31, 2010 and 2011. At December 31, 2011, future minimum rental payments under the non-cancelable leases are $395,019 and $132,808 for fiscal years 2012 and 2013, respectively.

Contingencies

The Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

License Maintenance Fees

Under the terms of certain license, consulting and technology agreements, the Company is required to pay royalties on sales of its products. Minimum license maintenance fees under the license agreement, which can be credited against royalties otherwise payable for each year, are $10,000 per year through 2013. The Company is committed to pay an aggregate of $20,000 of such minimum license maintenance fees subsequent to December 31, 2011 as the technology is used. License maintenance fees paid during 2010 and 2011 amounted to $10,000 each year. The future minimum license maintenance fee commitments at December 31, 2011 are approximately as follows:

2012	$10,000
2013	10,000

Total	$20,000

During the term of these license agreements, the Company is obligated to pay a 1.5% royalty based on net sales of any products developed from the licensed technologies. The license maintenance fees described above are creditable against royalties otherwise payable for such year.